CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Loans receivable, fair value	¥ 524,049	¥ 458,352
Securities purchased under agreements to resell, fair value	997,788	752,407
Trading assets, securities pledged as collateral	7,707,813	4,732,118
Trading assets, fair value	19,970	16,548
Private equity investments, fair value	44,134	53,635
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization	355,831	355,804
Other assets, fair value	1,632	1,627
Short-term borrowings, fair value	77,036	153,497
Securities sold under agreements to repurchase, fair value	264,767	307,083
Other liabilities, fair value	2,360	4,246
Long-term borrowings, fair value	¥ 1,664,536	¥ 1,925,421
Common stock
Authorized	6,000,000,000	6,000,000,000
Issued	3,822,562,601	3,822,562,601
Outstanding	3,710,960,252	3,663,483,895
Common stock held in treasury, shares	111,602,349	159,078,706